Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2016
Regulatory Assets [Line Items]
Regulatory Assets		$ 263,623,000	$ 192,339,000
Regulatory Liabilities [Line Items]
Regulatory Liabilities		514,725,000	524,532,000
Regulatory Assets and Liabilities, Other Disclosures [Abstract]
Regulatory Asset - Future Recoverable Pension Costs		12,400,000	16,600,000
Property, Plant and Equipment [Line Items]
Interest Costs Capitalized		$ 2,800,000	$ 2,300,000	$ 1,500,000
Composite depreciation rate for regulated property, plant and equipment		3.20%	3.30%	3.30%
Derivative [Line Items]
Asset Retirement Costs in Property, Plant and Equipment		$ 8,100,000	$ 4,800,000
Asset Retirement Obligation		13,400,000	11,100,000
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred charges and other assets		305,019,000	275,424,000
Deferred Tax Assets, Operating Loss Carryforwards		514,391,000	313,224,000
Retained earnings		1,262,534,000	1,073,029,000
Long-term debt		(2,188,779,000)	(2,437,515,000)
Income tax expense		196,642,000	189,549,000	$ 174,612,000
Regulated Distribution Segment [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset		25,700,000	0
Nonregulated Segment [Member]
Derivative [Line Items]
Cash Held in Margin Accounts		24,700,000	43,500,000
Regulatory Cost Of Removal Liability [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities		476,891,000	483,676,000
Deferred Gas Costs [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities		20,180,000	28,100,000
Asset Retirement Obligation Costs [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities		13,404,000	9,063,000
Other [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities		4,250,000	3,693,000
Pension And Postretirement Benefit Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets	[1]	132,348,000	121,183,000
Infrastructure Mechanisms [Member]
Regulatory Assets [Line Items]
Regulatory Assets	[2]	42,719,000	32,813,000
Deferred Gas Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets		45,184,000	9,715,000
Recoverable Loss On Reacquired Debt [Member]
Regulatory Assets [Line Items]
Regulatory Assets		13,761,000	16,319,000
Deferred Pipeline Record Collection Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets		7,336,000	3,118,000
APT Annual Adjustment Mechanism Asset [Member]
Regulatory Assets [Line Items]
Regulatory Assets		7,171,000	1,002,000
Rate Case Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets		1,539,000	1,533,000
Other [Member]
Regulatory Assets [Line Items]
Regulatory Assets		$ 13,565,000	6,656,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for nonregulated property, plant and equipment		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for nonregulated property, plant and equipment		43 years
New Accounting Pronouncement, Early Adoption, Effect [Member] | Accounting Standards Update 2016-09 [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards		$ 5,000,000
Income tax expense		(5,000,000)
New Accounting Pronouncement, Early Adoption, Effect [Member] | Accounting Standards Update 2015-03 [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred charges and other assets		(17,000,000)	(17,900,000)
Long-term debt		$ (17,000,000)	$ (17,900,000)
Adjustments for New Accounting Principle, Early Adoption [Member] | Accounting Standards Update 2016-09 [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards					$ 14,500,000
Retained earnings					$ 14,500,000

[1]	Includes $12.4 million and $16.6 million of pension and postretirement expense deferred pursuant to regulatory authorization.
[2]	Infrastructure mechanisms in Texas and Louisiana allow for the deferral of all eligible expenses associated with capital expenditures incurred pursuant to these rules, including the recording of interest on the deferred expenses until the next rate proceeding (rate case or annual rate filing), at which time investment and costs would be recovered through base rates.